Equity Incentive Plans Summary of Outstanding And Exercisable Stock Options (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding shares	9,355,070
Weighted average remaining contractual life, outstanding options	5 years
Weighted average exercise price, outstanding options	$ 6.90
Exercisable shares	6,896,485
Weighted average remaining contractual life, exercisable options	4 years 6 months
Weighted average exercise price, exercisable options	$ 6.26
$1.50 - $3.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit	$ 1.50
Upper range limit	$ 3.50
Outstanding shares	1,357,538
Weighted average remaining contractual life, outstanding options	1 year 7 months
Weighted average exercise price, outstanding options	$ 2.11
Exercisable shares	1,357,538
Weighted average remaining contractual life, exercisable options	1 year 7 months
Weighted average exercise price, exercisable options	$ 2.11
$3.51 - $5.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit	$ 3.51
Upper range limit	$ 5.50
Outstanding shares	1,676,760
Weighted average remaining contractual life, outstanding options	3 years 6 months
Weighted average exercise price, outstanding options	$ 4.85
Exercisable shares	1,676,760
Weighted average remaining contractual life, exercisable options	3 years 6 months
Weighted average exercise price, exercisable options	$ 4.85
$5.51 - $7.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit	$ 5.51
Upper range limit	$ 7.50
Outstanding shares	2,193,800
Weighted average remaining contractual life, outstanding options	6 years
Weighted average exercise price, outstanding options	$ 5.98
Exercisable shares	1,448,330
Weighted average remaining contractual life, exercisable options	6 years
Weighted average exercise price, exercisable options	$ 5.98
$7.51 - $9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit	$ 7.51
Upper range limit	$ 9.50
Outstanding shares	215,666
Weighted average remaining contractual life, outstanding options	6 years 1 month
Weighted average exercise price, outstanding options	$ 9.21
Exercisable shares	160,733
Weighted average remaining contractual life, exercisable options	5 years 9 months
Weighted average exercise price, exercisable options	$ 9.25
$9.51 and above
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit	$ 9.51
Outstanding shares	3,911,306
Weighted average remaining contractual life, outstanding options	6 years 3 months
Weighted average exercise price, outstanding options	$ 9.84
Exercisable shares	2,253,124
Weighted average remaining contractual life, exercisable options	6 years
Weighted average exercise price, exercisable options	$ 9.78